UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4316

Midas Fund, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY (Address of principal executive offices)	10005 (Zip code)

Thomas B. Winmill, President
Midas Fund, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Common Stocks - 76.98%
Mining - 76.98%
Agnico-Eagle Mines Ltd.	121,000	$1,792,010
Bema Gold Corp. (a)	425,000	1,143,250
Bolivar Gold Corp. (a)	440,000	962,950
Cambior, Inc. (a)	220,000	466,310
Central Asia Gold Ltd. (a)	760,000	377,243
Claude Resources, Inc. (a)	503,100	457,821
Desert Sun Mining Corp. (a)	389,300	700,740
Dundee Precious Metals, Inc. - Class A (a) (b)	120,000	940,800
Eldorado Gold Corp. (a)	400,000	1,420,000
Freeport-McMoRan Copper & Gold, Inc.	20,000	971,800
Gammon Lake Resources, Inc. (a)	137,800	1,128,582
Golden Cycle Gold Corp. (a)(c)	1,964,500	6,875,750
Guinor Gold Corp. (a)	3,028,000	3,600,414
High River Gold Mines Ltd. (a)	750,000	949,940
Highland Gold Mining Ltd.	345,000	1,344,664
Jaguar Mining, Inc. (a)	284,800	797,519
Meridian Gold, Inc. (a)	125,000	2,738,750
Mexgold Resources, Inc. (a)	380,000	1,162,330
Minefinders Corporation Ltd. (a)	54,100	264,008
Miramar Mining Corp. (a)	450,000	693,000
Newcrest Mining Limited	100,000	1,602,138
NovaGold Resources, Inc. (a)	142,000	1,141,530
Oxiana Limited	2,250,000	2,302,405
Peru Copper, Inc. (a)	400,000	586,000
Placer Dome, Inc.	200,000	3,430,000
Queenstake Resources Ltd. (a)	1,300,000	286,000
Randgold Resources Ltd. (a) (b)	155,700	2,447,604
Resolute Mining Limited (a)	490,000	546,315
SEMAFO, Inc. (a)	515,300	821,390
Sino Gold Ltd. (a)	750,000	1,305,842
Wolfden Resources, Inc. (a)	250,000	485,000
Yamana Gold, Inc. (a)	541,000	2,358,659

TOTAL COMMON STOCKS (Cost $31,826,629)		46,100,764

Schedule of Investments - continued
September 30, 2005 (Unaudited)

	Shares	Value
Warrants - 0.59%
Bolivar Gold Corp., 12/22/2009 (a)	45,000	$ 19,774
Desert Sun Mining Corp., 11/20/2008 (a)	84,375	48,709
Jaguar Mining Inc., 5/20/2006 (a)	125,000	81,316
Metallic Ventures Gold Inc., 3/17/2009 (a)	17,500	4,200
Mexgold Resources Inc., 2/26/2006 (a)(d)	190,000	171,894
Peru Copper Inc., 3/18/2006 (a)	200,000	30,000

TOTAL WARRANTS (Cost $0)		355,893

Short Term Investments - 22.61%
	Par Value

State Street Repurchase Agreement, 10/03/2005 (Collateralized by $9,730,000 U.S. Treasury Bond, 8%, 11/15/2021, value $13,816,600)	$ 13,538,858	13,538,858

TOTAL SHORT TERM INVESTMENTS (Cost $13,538,858)		13,538,858

TOTAL INVESTMENTS (Cost $45,365,487) - 100.18%		$ 59,995,515

Liabilities in excess of other assets - (0.18)%		(107,679)

TOTAL NET ASSETS - 100.00%		$ 59,887,836

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Affiliated due to greater than 5% ownership.
(d) Security is not publicly traded. This security is valued by the Board of Directors and represents less than 1% of net assets.
Tax Related
Unrealized appreciation		$ 15,927,214
Unrealized depreciation		(1,297,186)

Net unrealized appreciation		$ 14,630,028

Aggregate cost of securities for income tax purposes		$ 45,365,487

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 22, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)